Investment Securities Available for Sale, Gross Unrealized Loss and Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012 Security
Schedule of Available-for-sale Securities [Line Items]
Number of securities	2	2
Fair Value [Abstract]
Less than Twelve Months, Fair Value	$ 1,159,000	$ 0
Twelve Months or Greater, Fair Value	521,000	773,000
Total Fair Value	1,680,000	773,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	(11,000)	0
Twelve Months or Greater, Gross Unrealized Losses	(17,000)	(5,000)
Total Gross Unrealized Losses	(28,000)	(5,000)
Impairment charges	0	0
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities		1
Fair Value [Abstract]
Less than Twelve Months, Fair Value		0
Twelve Months or Greater, Fair Value		248,000
Total Fair Value		248,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses		0
Twelve Months or Greater, Gross Unrealized Losses		(2,000)
Total Gross Unrealized Losses		(2,000)
Short-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	1
Fair Value [Abstract]
Less than Twelve Months, Fair Value	1,159,000
Twelve Months or Greater, Fair Value	0
Total Fair Value	1,159,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	(11,000)
Twelve Months or Greater, Gross Unrealized Losses	0
Total Gross Unrealized Losses	(11,000)
Limited-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	1	1
Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	0
Twelve Months or Greater, Fair Value	521,000	525,000
Total Fair Value	521,000	525,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	0
Twelve Months or Greater, Gross Unrealized Losses	(17,000)	(3,000)
Total Gross Unrealized Losses	$ (17,000)	$ (3,000)
Bond Funds [Member]
Gross Unrealized Losses [Abstract]
Aggregate depreciation from amortized cost basis (in hundredths)	1.64%